Adoption of New and Amendments to IFRSs - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Financial liabilities at fair value through profit or loss	$ 330	$ 511,861
Right-of-use assets	425	991
Lease liabilities	425	991
Convertible Preferred Shares [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Financial liabilities at fair value through profit or loss	$ 0	511,861
Convertible Preferred Shares [Member] | Classification of Liabilities as Current or Non-current [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Financial liabilities at fair value through profit or loss		$ 511,861